AllianceBernstein Mortgage Opportunities Portfolio
ALLIANCEBERNSTEIN MORTGAGE OPPORTUNITIES PORTFOLIO
INVESTMENT OBJECTIVE
The Fund's investment objective is to seek to maximize total return.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs for Class A Shares on page 36 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs for Class A Shares on page 91 of the Fund's SAI.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees AllianceBernstein Mortgage Opportunities Portfolio	Class A Shares		Class C Shares		Advisor Class Shares	Class R Shares	Class K Shares	Class I Shares	Class Z Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%		none		none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	[1]	1.00%	[2]	none	none	none	none	none
Exchange Fee	none		none		none	none	none	none	none
[1]	Purchases of Class A shares in amounts of $1,000,000 or more, or by certain group retirement plans, may be subject to a 1%, 1-year CDSC, which may be subject to waiver in certain circumstances.
[2]	For Class C shares, the CDSC is 0% after the first year.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses AllianceBernstein Mortgage Opportunities Portfolio		Class A	Class C	Advisor Class	Class R	Class K	Class I	Class Z
Management Fees		0.55%	0.55%	0.55%	0.55%	0.55%	0.55%	0.55%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other Expenses: Transfer Agent		0.05%	0.07%	0.05%	0.26%	0.20%	0.12%	0.02%
Other Expenses		0.43%	0.43%	0.43%	0.43%	0.43%	0.43%	0.43%
Total Other Expenses	[1]	0.48%	0.50%	0.48%	0.69%	0.63%	0.55%	0.43%
Total Annual Fund Operating Expenses		1.28%	2.05%	1.03%	1.74%	1.43%	1.10%	1.00%
Fee Waiver and/or Expense Reimbursement	[2]	(0.28%)	(0.30%)	(0.28%)	(0.49%)	(0.43%)	(0.35%)	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement		1.00%	1.75%	0.75%	1.25%	1.00%	0.75%	0.75%
[1]	Total other expenses are based on estimated amounts for the current fiscal year.
[2]	The Adviser has contractually agreed to waive its management fees and/or to bear expenses of the Fund through April [__], 2015 to the extent necessary to prevent total Fund operating expenses (excluding acquired fund fees and expenses other than the advisory fees of any AllianceBernstein Mutual Funds in which the Fund may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding 1.00%, 1.75%, .75%, 1.25%, 1.00%, .75% and .75% of average daily net assets, respectively, for Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares ("expense limitations"). Any fees waived and expenses borne by the Adviser may be reimbursed by the Fund until the end of the third fiscal year after the fiscal period in which the fee was waived or the expense was borne, provided that no reimbursement payment will be made that would cause the Fund's Total Annual Fund Operating Expenses to exceed the expense limitations.

Example
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example AllianceBernstein Mortgage Opportunities Portfolio (USD $)	Class A	Class C		Advisor Class	Class R	Class K	Class I	Class Z
After 1 Year	523	178	[1]	77	127	102	77	77
After 3 Years	787	614		300	502	411	316	294
[1]	Assuming redemption at the end of the period, a 1% CDSC would increase the expenses by $100.

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance.
PRINCIPAL STRATEGIES
At least 80% of the Fund's net asset will under normal circumstances be invested in mortgage-related securities and related derivatives. The Fund will invest in a broad array of mortgage-related securities in seeking to generate consistent, absolute returns over a full market cycle (typically three to five years). Mortgage-related securities may include mortgage pass-through securities, commercial mortgage-backed securities, collateralized mortgage obligations ("CMOs"), CMO residuals, mortgage dollar rolls, stripped mortgage-backed securities and other securities that directly or indirectly represent a participation in or are secured by and payable from mortgage loans on real property. The Adviser expects to make substantial investments for the Fund both in conventional mortgage pass-through securities issued or guaranteed by the U.S. government or government-sponsored entities and in mortgage-related securities issued by private organizations. The securities issued by private organizations will frequently be rated below investment-grade, and under normal circumstances up to 50% of the Fund's net assets may be invested in securities rated below investment-grade (commonly known as "junk bonds").

In selecting securities for purchase or sale by the Fund, the Adviser will attempt to take advantage of inefficiencies that it believes exist in the mortgage-related securities markets. These inefficiencies arise from investor behavior, market complexity, and the investment limitations to which investors are subject. The Adviser will combine quantitative forecasts with fundamental securitized asset, credit and economic research in seeking to identify securities that it believes present the most attractive combination of current income and principal performance with a view towards exploiting these inefficiencies.

The Fund may also invest in corporate bonds and asset-backed securities, such as securities backed by pools of loans other than mortgage loans or pools of fixed-income securities. The Fund may invest in fixed-income securities with a range of maturities from short- to long-term, and expects to maintain a weighted average duration of between -1 and 8 years. The Fund would have a negative duration when the Adviser expects the value of the Fund's assets to increase as interest rates rise.

While the Fund's investments will be focused on U.S. dollar-denominated securities, the Fund may invest to a lesser extent in securities denominated in foreign currencies. Fluctuations in currency exchange rates can have a dramatic impact on the returns of fixed-income securities denominated in foreign currencies. The Adviser will frequently use currency derivatives to seek to hedge the foreign currency exposure resulting from the Fund's investments in fixed-income securities, but the Adviser may decide to maintain certain of the Fund's foreign currency exposure.

The Fund expects to use derivatives, such as options, futures, forwards and swaps, to a significant extent. Derivatives may provide a more efficient and economical exposure to market segments than direct investments, and may also be a more efficient way to alter the Fund's exposure. The Fund may, for example, use credit default, interest rate and total return swaps to gain exposure to the fixed-income markets or to adjust the Fund's duration and, as noted above, may use currency derivatives to hedge foreign currency exposure. The Adviser may use derivatives to effectively leverage the Fund by creating aggregate market exposure substantially in excess of the Fund's net assets.
PRINCIPAL RISKS
  Market Risk: The value of the Fund's assets will fluctuate as the bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market.
  Prepayment Risk: The value of mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early payments of principal on some mortgage-related securities may occur during periods of falling mortgage interest rates and expose the Fund to a lower rate of return upon reinvestment of principal. Early payments associated with mortgage-related securities cause these securities to experience significantly greater price and yield volatility than is experienced by traditional fixed-income securities. During periods of rising interest rates, a reduction in prepayments may increase the effective life of mortgage-related securities, subjecting them to greater risk of decline in market value in response to rising interest rates. If the life of a mortgage-related security is inaccurately predicted, the Fund may not be able to realize the rate of return it expected.
  Interest Rate Risk: Changes in interest rates will affect the value of investments in fixed-income securities. When interest rates rise, the value of investments in fixed-income securities tends to fall and this decrease in value may not be offset by higher income from new investments. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations.  Duration is a measure that relates the expected price volatility of a fixed-income security to changes in interest rates. The duration of a fixed-income security may be shorter than or equal to full maturity of a fixed-income security. A fixed-income security with a duration of three years will decrease in value by approximately 3% if interest rates increase by 1%.
  Credit Risk: An issuer or guarantor of a fixed-income security, or the counterparty to a derivatives or other contract, may be unable or unwilling to make timely payments of interest or principal, or to otherwise honor its obligations. The issuer or guarantor may default, causing a loss of the full principal amount of a security. The degree of risk for a particular security may be reflected in its credit rating. There is the possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.
  Below Investment Grade Securities Risk: Investments in fixed-income securities with lower ratings are subject to a higher probability that an issuer will default or fail to meet its payment obligations. These securities may be subject to greater price volatility due to such factors as specific corporate developments, negative perceptions of the junk bond market generally and less secondary market liquidity. These securities are often able to be "called" or repurchased by the issuer prior to their maturity date, forcing the Fund to reinvest the proceeds, possibly at a lower rate of return.
  Inflation Risk: This is the risk that the value of assets or income from investments will be less in the future as inflation decreases the value of money. As inflation increases, the value of the Fund's assets can decline as can the value of the Fund's distributions. This risk is significantly greater if the Fund invests a significant portion of its assets in fixed-income securities with longer maturities.
  Derivatives Risk: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.
  Leverage Risk: To the extent the Fund uses leveraging techniques, its NAV may be more volatile because leverage tends to exaggerate the effect of changes in interest rates and any increase or decrease in the value of the Fund's investments.
  Foreign (Non-U.S.) Risk: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.
  Currency Risk: Fluctuations in currency exchange rates may negatively affect the value of the Fund's investments or reduce its returns.
  Diversification Risk: The Fund may have more risk because it is "non-diversified," meaning that it can invest more of its assets in a smaller number of issuers. Accordingly, changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's NAV.
  Management Risk: The Fund is subject to management risk because it is an actively-managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions, but there is no guarantee that its techniques will produce the intended results.
As with all investments, you may lose money by investing in the Fund.
BAR CHART AND PERFORMANCE INFORMATION:
No performance information is available for the Fund because it has not yet been in operation for a full calendar year.